Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Balance Sheet Components
Balance Sheet Components

3.Balance Sheet Components

Prepaid and Other Current Assets

Prepaid and other current assets are summarized as follows:

	As of
	March 31, 2024	December 31,
	(unaudited)	2023
Prepaid expenses	$565,775	$369,881
Deferred issuance costs	4,849,859	3,709,542
Cost-share receivables	196,846	126,042
Refundable deposit	125,000	125,000
Other	25,361	—
Total prepaid and other current assets	$5,762,841	$4,330,465

Prepaid expenses include prepaid consulting fees, insurance premiums, rent and other charges. The deferred issuance costs are specific incremental costs of the public company business combination. Cost-share receivables refer to the monetary assets obtained by the Company through several R&D cost-share projects related to nuclear recycling technologies awarded by the DOE’s ARPA. Refundable deposit represents an advance payment for the grant of a right to purchase certain land, subject to certain conditions, located at the DOE facility in Pike County, Ohio.

Prepaid expenses are amortized over the straight-line method over the contract term. The deferred issuance costs will be charged against the proceeds of the public company business combination unless it is aborted requiring them to be expensed. Cost-share receivables are recorded as eligible costs are incurred. The refundable deposit will either be applied to the final purchase price of the land or refunded no later than December 31, 2024.

Property and Equipment, Net

Property and equipment are summarized as follows:

	As of
	March 31, 2024	December 31,
	(unaudited)	2023
Computers	$281,126	$196,882
Furniture and fixtures	64,912	64,912
Software	404,954	392,465
Leasehold improvements	30,762	30,762
Total property and equipment, gross	781,754	685,021
Less accumulated depreciation and amortization	(156,191)	(107,350)
Total property and equipment, net	$625,563	$577,671

Depreciation and amortization expense for the three months ended March 31, 2024 and 2023 totaled $48,841 and $10,996, respectively.

Accrued Expenses and Other

Accrued expenses and other are summarized as follows:

	As of
	March 31, 2024	December 31,
	(unaudited)	2023
Accrued expenses	$719,365	$482,984
Accrued payroll and bonus	318,490	196,900
Credit card liabilities	74,580	155,407
Other	250	250
Total accrued expenses and other	$1,112,685	$835,541

3. Balance Sheet Components

Prepaid and Other Current Assets

Prepaid and other current assets are summarized as follows:

	As of December 31,
	2023	2022
Prepaid expenses	$369,881	$279,366
Deferred issuance costs	3,709,542	164,358
Cost-share receivables	126,042	51,000
Simple agreement for future equity receivable	—	340,000
Refundable deposit	125,000	—
Total prepaid and other current assets	$4,330,465	$834,724

Prepaid expenses include prepaid consulting fees, insurance premiums, rent and other charges. The deferred issuance costs are specific incremental costs of the public company business combination. Cost-share receivables refer to the monetary assets obtained by the Company through several R&D cost-share projects related to nuclear recycling technologies awarded by the DOE’s ARPA. Simple agreement for future equity receivable represents a subscription receivable. Refundable deposit represents an advance payment for the grant of a right to purchase certain land, subject to certain conditions, located at the DOE facility in Pike County, Ohio.

Prepaid expenses are amortized over the straight-line method over the contract term. The deferred issuance costs will be charged against the proceeds of the public company business combination unless it is aborted requiring them to be expensed. Cost-share receivables are recorded as eligible costs are incurred. The refundable deposit will, subject to the terms of the agreement, be applied to the final purchase price of the land or refunded no later than December 31, 2024.

Property and Equipment, Net

Property and equipment are summarized as follows:

	As of December 31,
	2023	2022
Computers	$196,882	$113,727
Furniture and fixtures	64,912	64,912
Software	392,465	—
Leasehold improvements	30,762	30,762
Total property and equipment, gross	685,021	209,401
Less accumulated depreciation and amortization	(107,350)	(32,103)
Total property and equipment, net	$577,671	$177,298

Depreciation and amortization expense for the years ended December 31, 2023 and 2022 totaled $75,247 and $29,532, respectively.

Accrued Expenses and Other

Accrued expenses and other are summarized as follows:

	As of December 31,
	2023	2022
Accrued expenses	$482,984	$—
Accrued payroll and bonus	196,900	29,267
Credit card liabilities	155,407	57,902
Other	250	—
Total accrued expenses and other	$835,541	$87,169